Net income per share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Net income per share

Note 7: Net income per share

Basic net income per share is computed by dividing net income by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. Diluted net income per share is computed by dividing net income by the weighted-average number of common shares and dilutive common share equivalents outstanding for the period determined using the treasury-stock and if-converted methods. Dilutive common share equivalents are comprised of warrants and shares issuable under our convertible debt arrangement described above.

The following table presents the calculation of basic and diluted net income per share (in thousands except share and per share amounts):

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020

Numerator:
Net income applicable to common shareholders—basic	$18,422	$16,992	$37,838	$29,852
Dilutive effect of assumed conversion of convertible debt	—	873	—	2,687
Net income applicable to common shareholders – diluted	$18,422	$17,865	$37,838	$32,539

Denominator:
Weighted average shares outstanding—basic	2,214,522	1,598,923	2,214,522	1,395,824
Dilutive effect of assumed conversion of convertible debt	—	471,338	—	593,298
Dilutive effect of assumed conversion of warrants	—	70,454	—	96,297
Weighted average shares outstanding – diluted	2,214,522	2,140,715	2,214,522	2,085,419
Basic net income per share	$8.32	$10.63	$17.09	$21.39
Diluted net income per share	$8.32	$8.34	$17.09	$15.60

Note 8: Net Income per share

Basic net income per share is computed by dividing net income by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. Diluted net income per share is computed by dividing net income by the weighted-average number of common shares and dilutive common share equivalents outstanding for the period determined using the treasury-stock and if-converted methods.

Dilutive common share equivalents are comprised of warrants and shares issuable under our convertible debt arrangement described in Note4: Debt.

The following table presents the calculation of basic and diluted net income per share (in thousands except share and per share amounts):

	Years ended December 31,
	2020	2019

Numerator
Net income applicable to common stockholders — basic	$53,623	$36,325
Dilutive effect of assumed conversion of convertible debt	2,687	7,311
Net income applicable to common stockholders — diluted	$56,310	$43,636

Denominator
Weighted average common shares outstanding — basic	1,807,410	1,192,725
Dilutive effect of assumed conversion of convertible debt	295,028	715,258
Dilutive effect of assumed conversion of warrants	46,676	87,148
Weighted average common shares outstanding — diluted	2,149,114	1,995,131
Net Income per share applicable to common stockholders — basic	$29.67	$30.46
Net Income per share applicable to common stockholders — diluted	$26.20	$21.87